STATE STREET INSTITUTIONAL FUNDS

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(each a “Trust,” and collectively the “Trusts”)

Supplement dated April 3, 2020 to the
Summary Prospectuses and Prospectuses, each dated as set forth on Appendix A as may be supplemented and/or revised from time to time, with respect to the series of the Trusts listed on Appendix A (each a “Fund,” and collectively the “Funds”)

1.	Effective immediately, “Market Risk” included in each “Principal Risks” section of each Prospectus and Summary Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

2.	Effective immediately, “Market Risk” included in the “ADDITIONAL INFORMATION ABOUT RISKS” section of each Prospectus is deleted and replaced with the following:

Market Risk: Market prices of investments held by a Fund will go up or down, sometimes rapidly or unpredictably. A Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile, and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in actual or perceived creditworthiness of issuers and general market liquidity. Even if general economic conditions do not change, the value of an investment in a Fund could decline if the particular industries, sectors or companies in which the Fund invests do not perform well or are adversely affected by events. Further, legal, political, regulatory and tax changes also may cause fluctuations in markets and securities prices. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.

An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

04032020SUP2

APPENDIX A

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET EQUITY 500 INDEX FUND Administrative Shares (STFAX) Class R Shares (SSFRX) Service Shares (STBIX) Class A (SSSVX) Class I (SSSWX) Class K (SSSYX)	April 30, 2019	STATE STREET TARGET RETIREMENT 2065 FUND Class I (SSFJX) Class K (SSFKX)	February 20, 2020
STATE STREET AGGREGATE BOND INDEX FUND Class A (SSFCX) Class I (SSFDX) Class K (SSFEX)	April 30, 2019	STATE STREET TARGET RETIREMENT FUND Class I (SSFNX) Class K (SSFOX)	April 30, 2019
STATE STREET DEFENSIVE GLOBAL EQUITY FUND Class A (SSGGX) Class I (SSGMX) Class K (SSGKX)	April 30, 2019	STATE STREET AGGREGATE BOND INDEX PORTFOLIO (SSAFX)	April 30, 2019
STATE STREET EMERGING MARKETS EQUITY INDEX FUND Class A (SSUEX) Class I (SSLEX) Class K (SSKEX)	April 30, 2019	STATE STREET CASH RESERVES PORTFOLIO (MMWXX)	April 30, 2019
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX FUND Class A (SSGHX) Class I (SSGJX) Class K (SSGLX)	April 30, 2019	STATE STREET EQUITY 500 INDEX II PORTFOLIO (SSEYX)	April 30, 2019
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND Class A (SSHEX) Class I (SSHNX) Class K (SSHQX)	April 30, 2019	STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO (SSGVX)	April 30, 2019
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX FUND Class A (SSIHX) Class I (SSIKX) Class K (SSIWX)	April 30, 2019	STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO (SSMHX)	April 30, 2019
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND Class A (—) Class I (—) Class K (SIVSX)	April 30, 2019	STATE STREET ULTRA SHORT TERM BOND PORTFOLIO (SSTEX)	April 30, 2019
STATE STREET SMALL/MID CAP EQUITY INDEX FUND Class A (SSMJX) Class I (SSMLX) Class K (SSMKX)	April 30, 2019	STATE STREET CHINA EQUITY SELECT FUND Class K (SCSLX)	April 30, 2019
STATE STREET TARGET RETIREMENT 2020 FUND Class I (SSBNX) Class K (SSBOX)	April 30, 2019	STATE STREET ESG LIQUID RESERVES FUND Administration Class (ESBXX) Investor Class (ENVXX) Premier Class (ELRXX) Investment Class (ELGXX) Institutional Class (ELFXX)	July 2, 2019
STATE STREET TARGET RETIREMENT 2025 FUND Class I (SSBRX) Class K (SSBSX)	April 30, 2019	STATE STREET CASH RESERVES FUND Institutional Class (CCQXX) Administration Class (CCVXX) Investment Class (CCWXX) Investor Class (MMDXX) Premier Class (MMEXX)	April 30, 2019
STATE STREET TARGET RETIREMENT 2030 FUND Class I (SSBWX) Class K (SSBYX)	April 30, 2019

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

Premier Class (SSIXX)

Investment Class (SSVXX)

Service Class (LRSXX)

Institutional Class (SSHXX)

Administration Class (SSYXX)

Investor Class (SSZXX)

Trust Class (TILXX)

April 30, 2019
STATE STREET TARGET RETIREMENT 2035 FUND Class I (SSCJX) Class K (SSCKX)	April 30, 2019

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

Premier Class (GVMXX)

Investment Class (GVVXX)

Select Class (GVSXX)

Institutional Class (SAHXX)

Administration Class (SALXX)

Investor Class (SAMXX)

Class G (SSOXX)
Class M (GOMXX)

April 30, 2019
STATE STREET TARGET RETIREMENT 2040 FUND Class I (SSCNX) Class K (SSCQX)	April 30, 2019

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND

Premier Class (TRIXX)

Investment Class (TRVXX)

Select Class (TYSXX)

Administration Class (SSKXX)

Institutional Class (SSJXX)

Investor Class (SSNXX)

April 30, 2019
STATE STREET TARGET RETIREMENT 2045 FUND Class I (SSDDX) Class K (SSDEX)	April 30, 2019

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND

Investment Class (TPVXX)

Premier Class (TPIXX)

Select Class (TPSXX)

Institutional Class (SAJXX)

Investor Class (SAEXX)

Administration Class (SSQXX)

Trust Class (TPLXX)

April 30, 2019
STATE STREET TARGET RETIREMENT 2050 FUND Class I (SSDJX) Class K (SSDLX)	April 30, 2019	STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND (TAQXX)	April 30, 2019
STATE STREET TARGET RETIREMENT 2055 FUND Class I (SSDOX) Class K (SSDQX)	April 30, 2019	STATE STREET ULTRA SHORT TERM BOND FUND Institutional Class (SSTUX) Investment Class (SSUTX)	April 30, 2019
STATE STREET TARGET RETIREMENT 2060 FUND Class I (SSDWX) Class K (SSDYX)	April 30, 2019

STATE STREET INSTITUTIONAL FUNDS

STATE STREET ACTIVE CORE BOND FUNDJanuary 31, 2020
Investment Class (SSFIX)

Service Class (SSFSX)

STATE STREET INSTITUTIONAL INTERNATIONAL EQUITY FUNDJanuary 31, 2020

Investment Class (SIEIX)

Service Class (SIESX)

STATE STREET INSTITUTIONAL PREMIER GROWTH EQUITY FUND January 31, 2020

Investment Class (SSPGX)

Service Class (SSPSX)

STATE STREET INSTITUTIONAL SMALL-CAP EQUITY FUNDJanuary 31, 2020

Investment Class (SIVIX)

Service Class (SSQSX)

STATE STREET INSTITUTIONAL U.S. EQUITY FUNDJanuary 31, 2020

Investment Class (SUSIX)

Service Class (SUSSX)